Commitments and Contingencies - Narrative (Details) (USD $)	3 Months Ended		12 Months Ended
	Sep. 28, 2012	Dec. 30, 2011	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Mar. 28, 2013
Loss Contingencies [Line Items]
Rent expense			$ 144,000,000	$ 140,000,000	$ 144,000,000
Aggregate purchase obligations related to commitments to purchase certain goods and services			103,000,000
Purchase obligations due next fiscal year			96,000,000
Charge related to litigation settlement	(2,000,000)	(47,000,000)
Litigation settlement						177,000,000
Due from former parent and affiliate	5,000,000		293,000,000	5,000,000
1997 through 2000
Loss Contingencies [Line Items]
Notice of Deficiency, amount of additional taxes owed			914,000,000
Tax penalties on Notice of Deficiency, amount of additional taxes owed			154,000,000
Interest deduction amount			3,000,000,000
Subsequent to 2000
Loss Contingencies [Line Items]
Interest deduction amount			6,600,000,000
2005 through 2007 | Shared with former parent and affiliate
Loss Contingencies [Line Items]
Income tax examination, estimate of possible loss			540,000,000
Estimated payment due to IRS, interest			166,000,000
Due from former parent and affiliate			287,000,000
Due to former parent and affiliate			11,000,000
Orrington Maine, Environmental Matter
Loss Contingencies [Line Items]
Total loss contingency, range of possible loss, minimum			94,000,000
Total loss contingency, range of possible loss, maximum			165,000,000
Total environmental loss contingency, estimate of possible loss	96,000,000		94,000,000	96,000,000
Penobscot River and Bay
Loss Contingencies [Line Items]
Site contingency, loss exposure not accrued, low estimate			25,000,000
Site contingency, loss exposure not accrued, high estimate			235,000,000
Products Liability and Other Legal Matters
Loss Contingencies [Line Items]
Accruals for products liability and other legal matters	199,000,000		147,000,000	199,000,000
Insurance receivable	55,000,000		29,000,000	55,000,000
Products Liability Litigation
Loss Contingencies [Line Items]
Loss contingency pending cases, number			4,600
Charge related to litigation settlement				49,000,000	46,000,000
Other Matters
Loss Contingencies [Line Items]
Contingent consideration			175,000,000
Litigation settlement, amount			175,000,000
Total loss contingency, range of possible loss, minimum			0
Total loss contingency, range of possible loss, maximum			275,000,000
Post judgment interest			100,000,000
Environmental Proceedings
Loss Contingencies [Line Items]
Total loss contingency, range of possible loss, minimum			113,000,000
Total loss contingency, range of possible loss, maximum			186,000,000
Total environmental loss contingency, estimate of possible loss			113,000,000
Total environmental loss contingency accrual, accrued and other current liabilities			9,000,000
Total environmental loss contingency accrual, other liabilities			104,000,000
Former Parent Legal Proceedings
Loss Contingencies [Line Items]
Shareholder settlement income					$ 11,000,000